Investment in Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Investments [Line Items]
Trading securities	$ 156	¥ 12,817	¥ 71,991
Available-for-sale securities	10,786	886,487	883,410
Held-to-maturity securities	533	43,830	43,695
Other securities	2,485	204,256	176,285
Total	$ 13,960	¥ 1,147,390	¥ 1,175,381